Employee Future Benefits - Contributions (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Registered
Disclosure of defined benefit plans [line items]
Expected employer contributions	$ 1
Supplemental
Disclosure of defined benefit plans [line items]
Expected employer contributions	6
Other
Disclosure of defined benefit plans [line items]
Expected employer contributions	2
Total
Disclosure of defined benefit plans [line items]
Expected employer contributions	$ 9